Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Discount Rates and Useful Lives (CGUs Pemex Logistics) (Details) - Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		16.57%	14.80%
Useful life	17 years
Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	13.18%	16.57%	14.80%
Useful life		17 years	19 years
Landing transport
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		16.57%	14.80%
Useful life		14 years	0 years
Vessel
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		16.57%	14.80%	12.73%
Useful life		14 years	15 years